UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21110

                     OFI TREMONT CORE STRATEGIES HEDGE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                   Date of reporting period: DECEMBER 31, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006

                                                                 (Unaudited)

                                                               % OF INVESTMENT                           FAIR            % OF NET
                                                                  FUND HELD          COST               VALUE             ASSETS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Quattro Domestic Partners, L.P.                                      9.7%       $     8,700,000    $     9,736,993            4.5%

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EMERGING MARKETS
Forum Absolute Return Fund Ltd.                                      2.5              6,000,000          6,176,671            2.9
Quorum Fund Ltd.                                                     1.1              2,000,000          3,444,211            1.6
                                                                                -------------------------------------------------
TOTAL EMERGING MARKETS                                                                8,000,000          9,620,882            4.5

---------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
O'Connor Global Fundamental Market Neutral Long/Short Ltd.           2.0              8,500,000         10,508,919            4.9
Tykhe Portfolios Ltd.                                                1.5              8,000,000          8,688,235            4.0
Barclays Global Investors The 32 Capital Fund Ltd.                   0.4              5,225,002          7,129,754            3.3
                                                                                -------------------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                                          21,725,002         26,326,908           12.2

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EVENT DRIVEN
Highland Crusader Fund II Ltd.                                       0.4              6,000,000          8,817,918            4.1
Ahab Partners, L.P.                                                  3.3              5,500,000          8,340,149            3.9
Third Point Partners, L.P.                                           1.7              2,500,000          7,724,059            3.6
Perry Partners, L.P.                                                 0.2              6,000,000          7,157,606            3.3
GoldenTree Credit Opportunities Ltd.                                 0.9              3,895,579          5,728,554            2.6
RAB Special Situations Fund Ltd.                                     0.4              4,000,000          5,690,138            2.6
Avenue Asia International Ltd.                                       0.9              5,000,000          4,704,306            2.2
Mariner - Tricadia Credit Strategies Ltd.                            2.7              3,000,000          3,997,265            1.8
SOLUS LLC                                                            4.0              2,500,000          3,955,222            1.8
SRS Strategic Opportunities, L.P.                                   22.3                129,938            119,664            0.1
                                                                                -------------------------------------------------
TOTAL EVENT DRIVEN                                                                   38,525,517         56,234,881           26.0

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FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                                 2.4              7,150,000          8,780,422            4.0
Platinum Grove Contingent Capital Fund LP                            1.3              6,000,000          7,600,791            3.5
                                                                                -------------------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                                         13,150,000         16,381,213            7.5

---------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Highline Capital Partners (QP), L.P.                                 4.8              8,050,000         11,835,394            5.5
Kinetics Fund, Inc.                                                  0.4              3,500,000         10,078,027            4.7
Hayground Cove Overseas Partners Ltd.                                1.2              7,500,000          9,151,775            4.2
Endeavour Capital Offshore Fund Ltd.                                 5.2              7,294,833          8,907,377            4.1
Delta Fund Europe Ltd.                                               0.6              6,000,000          7,015,807            3.2
TCS Capital International Ltd.                                       0.5              5,000,000          6,337,367            2.9
WF Japan Fund Ltd.                                                   1.2              5,000,000          4,647,270            2.1
                                                                                -------------------------------------------------
TOTAL LONG/SHORT EQUITY                                                              42,344,833         57,973,017           26.7

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                    1.0              5,256,807          5,588,979            2.6

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MULTI-STRATEGY
D.E. Shaw Composite International Fund                               0.1              9,992,994         11,579,969            5.3
Canyon Value Realization Fund, L.P.                                  0.6              5,100,002          9,014,571            4.2
Highbridge Asia Opportunities Fund Ltd.                              0.5              7,000,000          7,773,777            3.6
                                                                                -------------------------------------------------
TOTAL MULTI-STRATEGY                                                                 22,092,996         28,368,317           13.1

Total Investments in Investment Funds                                               159,795,156        210,231,190           97.1

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                                              3,284,214          3,284,214            1.5

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TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
SHORT-TERM INVESTMENT                                                           $   163,079,370        213,515,404           98.6
                                                                                ===============
OTHER ASSETS IN EXCESS OF LIABILITIES                                                                    2,993,052            1.4
                                                                                                   ------------------------------
NET ASSETS                                                                                         $   216,508,456          100.0%
                                                                                                   ==============================

                                                                                          ACQUISITION
                                                                         LIQUIDITY 1        DATE 2
--------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
--------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Quattro Domestic Partners, L.P.                                          Quarterly           04/04

--------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Forum Absolute Return Fund Ltd.                                          Quarterly           05/05
Quorum Fund Ltd.                                                         Monthly             01/06
TOTAL EMERGING MARKETS

--------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
O'Connor Global Fundamental Market Neutral Long/Short Ltd.               Monthly         04/05 - 07/06
Tykhe Portfolios Ltd.                                                    Monthly             07/06
Barclays Global Investors The 32 Capital Fund Ltd.                       Monthly          01/03-01/04
TOTAL EQUITY MARKET NEUTRAL

--------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Highland Crusader Fund II Ltd.                                           Quarterly           09/05
Ahab Partners, L.P.                                                      Quarterly           04/04
Third Point Partners, L.P.                                               Quarterly       10/04 - 10/06
Perry Partners, L.P.                                                     Quarterly       02/05 - 03/05
GoldenTree Credit Opportunities Ltd.                                     Semi-Annually     1/05-07/06
RAB Special Situations Fund Ltd.                                         Quarterly           04/05
Avenue Asia International Ltd.                                           Annually            01/06
Mariner - Tricadia Credit Strategies Ltd.                                Quarterly        05/05-07/06
SOLUS LLC                                                                Quarterly           12/04
SRS Strategic Opportunities, L.P.                                        Illiquid 3          12/04
TOTAL EVENT DRIVEN

--------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                                     Quarterly        06/03-08/04
Platinum Grove Contingent Capital Fund LP                                Monthly          12/03-08/04
TOTAL FIXED INCOME ARBITRAGE

--------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Highline Capital Partners (QP), L.P.                                     Quarterly       10/03 - 07/05
Kinetics Fund, Inc.                                                      Quarterly         4/04-10/06
Hayground Cove Overseas Partners Ltd.                                    Monthly         11/04 - 04/06
Endeavour Capital Offshore Fund Ltd.                                     Quarterly         1/06-10/06
Delta Fund Europe Ltd.                                                   Quarterly           01/06
TCS Capital International Ltd.                                           Quarterly           01/06
WF Japan Fund Ltd.                                                       Monthly             02/06
TOTAL LONG/SHORT EQUITY

--------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                        Monthly          06/06-11/06

--------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
D.E. Shaw Composite International Fund                                   Quarterly           01/06
Canyon Value Realization Fund, L.P.                                      Annually         01/03-08/04
Highbridge Asia Opportunities Fund Ltd.                                  Quarterly           02/06
TOTAL MULTI-STRATEGY

Total Investments in Investment Funds

--------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
SHORT-TERM INVESTMENT
OTHER ASSETS IN EXCESS OF LIABILITIES
NET ASSETS

DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS' PORTFOLIOS IS NOT AVAILABLE.

1. AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.

2. REPRESENTS INITIAL THROUGH MOST RECENT MONTH OF INVESTMENT PURCHASES.

3. THE FUND HAS PLACED A FULL REDEMPTION REQUEST WITH RESPECT TO ITS INVESTMENT IN THE INVESTMENT FUND. THE FUND WILL RECEIVE ITS REDEMPTION PROCEEDS FOLLOWING THE SALE OF CERTAIN SECURITIES HELD BY THE INVESTMENT FUND. THE VALUE OF THE FUND'S INVESTMENT WILL FLUCTUATE, BASED ON MARKET CONDITIONS UNTIL THE INVESTMENT FUND COMPLETES THE SALE OF THESE SECURITIES.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2006 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At December 31, 2006 the Fund had approximately 3.59% of capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2006.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007